TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of other current liabilities [text block] [Table Text Block]

	December 31, 2017	December 31, 2016
Trade payables	$18,281	$10,752
Trade related accruals	11,378	12,015
Payroll and related benefits	4,028	3,209
Environmental duty	1,047	1,149
Other accrued liabilities	833	1,069
	$35,567	$28,194